Other Assets and Notes Receivable (Details)	3 Months Ended
Mar. 31, 2015
Accounts notes and loans receivable [LineItems]
Borrowings Available Under Notes Receivable	200,000
Notes Receivable Maturity Date	date of July 4, 2020 (unless prepaid)
Notes Receivable Cash Interest Rate	10.75%